Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Statement of changes in equity [abstract]
Schedule of Non-controlling Interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2019	30,429	16,189	13,877	914	61,409
Share of net income (loss)	35,742	113	9,856	(1,361)	44,350
Interest on loan to non-controlling interest	(3,082)	—	—	—	(3,082)
Distributions to non-controlling interest	(11,097)	—	(3,143)	—	(14,240)
Other	—	—	137	—	137
Balance at December 31, 2020	51,992	16,302	20,727	(447)	88,574

Share of net income	32,292	351	7,641	476	40,760
Interest on loan to non-controlling interest	(3,184)	—	—	—	(3,184)
Distributions to non-controlling interest	(22,011)	—	(9,142)	—	(31,153)
Repayment of loan by non-controlling interest	—	—	5,312	—	5,312
Purchase of non-controlling interest	—	—	—	1,099	1,099
Non-controlling interest associated with mineral properties sold (Note 8)	—	—	—	(1,084)	(1,084)
Other	—	—	389	—	389
Balance at December 31, 2021	59,089	16,653	24,927	44	100,713